Leases	3 Months Ended
Mar. 31, 2022
Leases
Leases

Note 4.—Leases

The Company has three operating leases for office space expiring at various dates through 2024 and one financing lease which concludes in 2023. During the three months ended March 31, 2022 and 2021, cash paid for operating leases was $1.2 million while total operating lease expense was $1.0 million. Operating lease expense includes short-term leases and sublease income, both of which are immaterial.

The following table presents the operating and finance lease balances within the consolidated balance sheets, weighted average remaining lease term, and weighted average discount rates related to the Company’s operating and finance leases as of March 31, 2022:

		March 31,
Lease Assets and Liabilities	Classification	2022
Assets
Lease right-of-use assets	Other assets	$ 9,332

Liabilities
Lease liabilities	Other liabilities	$ 11,510

Weighted average remaining lease term (in years)		2.5
Weighted average discount rate		4.8%

The following table presents the maturity of the Company’s operating and financing lease liabilities as of March 31, 2022:

Year remaining 2022	$3,611
Year 2023	4,909
Year 2024	3,729
Total lease commitments	$12,249
Less: imputed interest	(739)
Total lease liability	$11,510